22. Segment information (Details 2)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplier A
Supplier accounting for more than 5% of Group's purchases	20%	10%	7%
Supplier B
Supplier accounting for more than 5% of Group's purchases	17%	17%	10%
Supplier C
Supplier accounting for more than 5% of Group's purchases	8%	11%	10%
Supplier D
Supplier accounting for more than 5% of Group's purchases	8%	7%	8%
Supplier E
Supplier accounting for more than 5% of Group's purchases	7%	6%	6%
Supplier F
Supplier accounting for more than 5% of Group's purchases	7%	6%	15%